CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (86,414)	$ (37,120)	$ (56,273)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	12,126	8,724	5,654
Amortization of intangible assets	4,588	2,784	2,753
Share based compensation expenses	109,337	72,330	47,700
Amortization of debt discount and debt issuance costs	20,938	10,004
Increase in accrued interest and exchange rate on short-term and long-term deposits	748	(583)	(555)
Amortization of premium and discount and accrued interest on marketable securities, net	(346)	(99)	(77)
Deferred taxes, net	935	(959)	(2,719)
Changes in operating lease right-of-use assets	18,225
Changes in operating lease liabilities	(15,376)
Increase in trade receivables	(3,459)	(2,128)	(1,936)
Increase in prepaid expenses and other current and long-term assets	(5,168)	(3,665)	(1,824)
Increase (decrease) in trade payables	(7,560)	10,933	11,834
Increase in employees and payroll accruals	7,781	2,843	5,627
Increase in short-term and long-term deferred revenues	71,397	54,681	58,353
Increase (decrease) in accrued expenses and other current liabilities	21,812	(2,036)	14,515
Net cash provided by operating activities	149,564	115,709	83,052
Cash flows from investing activities:
Proceeds from short-term and restricted deposits	348,775	204,125	52,311
Investment in short-term and restricted deposits	(296,100)	(437,979)	(88,706)
Investment in marketable securities	(402,774)	(58,963)	(33,189)
Proceeds from marketable securities	132,905	21,054	245
Purchase of property and equipment	(21,427)	(13,684)	(11,649)
Capitalization of software development costs	(639)	(392)	(720)
Payments for businesses acquired			(33,091)
Purchases of investments in privately-held companies	(3,862)	(1,250)
Investment in other long-term assets	(891)	(500)
Acquisition of intangible assets			(75)
Net cash used in investing activities	(244,013)	(287,589)	(114,874)
Cash flows from financing activities:
Credit line repayment			(170)
Proceeds from issuance of convertible senior notes		442,750
Payments of debt issuance costs		(12,601)
Purchase of capped call		(45,338)
Proceeds from exercise of options and ESPP shares	31,495	32,896	24,158
Net cash provided by financing activities	31,495	417,707	23,988
Increase (decrease) in cash and cash equivalents	(62,954)	245,827	(7,834)
Cash and cash equivalents at the beginning of the year	331,057	85,230	93,064
Cash and cash equivalents at the end of the year	268,103	331,057	85,230
Supplemental disclosure of cash flow activities:
Cash paid during the year for taxes	3,109	3,666	4,422
Supplemental information for non-cash transactions
Right-of-use asset recognized with corresponding lease liability	46,121
Non-cash purchase of property and equipment	$ 1,232	$ 1,413	$ 1,019